Taxation - Disclosure of Potential Future Tax Deductions (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of deferred tax not recognised, deductible temporary differences	R 12,935	R 12,215
Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	39,725	38,711
Deductible temporary differences for which no deferred tax asset is recognised	35,038	34,021
Tax losses carried forward utilisable against mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	5,494	4,334
Deductible temporary differences for which no deferred tax asset is recognised	5,109	4,196
Capital Gains Tax (CGT) losses available to be utilised against future CGT gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	571	571
Deductible temporary differences for which no deferred tax asset is recognised	571	571
Hidden Valley | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	16,333	17,030
Avgold | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	19,086	16,991
Randfontein | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	2,134	2,163
Moab Khotsong | Unredeemed capital expenditure available for utilisation against future mining taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Potential future tax deductions	R 1,755	R 2,091